SUPPLEMENT DATED May 1, 2025

To the Prospectuses Dated:

MAY 1, 2004-WRL FREEDOM ELITE ADVISORSM

MAY 1, 1994-WRL FREEDOM SP PLUS

MAY 1, 1989- THE EQUITY PROTECTOR

Issued by

Transamerica Life Insurance Company

WRL Series Life Account

Please direct transactions, claim forms, payments and other correspondence and notices as follows:

Transaction	Direct or Send to

Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)

Facsimile Transaction	1-727-299-1620

Electronic Transaction	www.tlic.transamerica.com

Payments made by check	PO Box 429, Cedar Rapids IA 52406-0429 or 6400 C St. SW, Cedar Rapids IA 52499

Claims, general correspondence, and notices	Mailing Address: 6400 C St. SW, Cedar Rapids IA 52499

The following information hereby supplements or amends, and to the extent is inconsistent replaces, certain information contained in your prospectus:

INVESTMENT OPTIONS

Please note the following portfolio change:

Effective October 25, 2024, the subadvisor for Transamerica International Focus VP changed from Epoch Investment Partners, Inc. to Sands Capital Management, LLC.

To view investment options and other product documents, please go to following website:

WRL FREEDOM ELITE ADVISOR	http://dfinview.com/Transamerica/TAHD/959393638?site=VAVUL
WRL FREEDOM SP PLUS	http://dfinview.com/Transamerica/TAHD/959000000?site=VAVUL
THE EQUITY PROTECTOR	http://dfinview.com/Transamerica/TAHD/959393463?site=VAVUL

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This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request.

For additional information, you may contact us at our administrative office at 1-800-851-9777, from 7:00a.m. – 6:00p.m., Central Time or visit our website at: tlic.transamerica.com. Transamerica Capital, LLC (TCL) serves as the principal underwriter for the Policies. More information about TCL is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from the Financial Regulatory Authority (“FINRA”) describing its Public Disclosure Program.

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This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

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